COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum obligation using market prices under all supply agreements
2019	$ 462,898
Property, plant and equipment commitments
Capital commitments
Commitments	$ 112,298